27. REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Schedule of net operating revenue

Revenues are measured at the fair value of the consideration received or to be received and are recognized on a monthly basis as and when: (i) Rights and obligations of the contract with the customer are identified; (ii) the performance obligation of the contract is identified; (iii) the price for each transaction has been determined; (iv) the transaction price has been allocated to the performance obligations defined in the contract; and (v) the performance obligations have been complied.

	2020	2019 (Restated)	2018 (Restated)
Revenue from supply of energy (a)	26,432	26,928	24,872
Revenue from use of the electricity distribution systems (TUSD) (b)	3,022	2,722	2,045
CVA, and Other financial components (c)	455	58	1,973
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers– realization (1)	266	—	—
Transmission revenue
Transmission operation and maintenance revenue (d)	280	352	343
Transmission construction revenue (d) (note 14)	201	312	138
Interest revenue arising from the financing component in the transmission contract asset (d) (note 14)	438	328	311
Generation assets - indemnity revenue	—	—	55
Distribution construction revenue (e)	1,436	980	802
Adjustment to expectation of cash flow from indemnifiable financial assets of distribution concession (g)	16	18	—
Revenue on financial updating of the Concession Grant Fee (h)	347	318	321
Energy transactions on the CCEE (i)	154	432	217
Mechanism for the sale of surplus (h)	234	—	—
Supply of gas	2,011	2,298	1,995
Fine for violation of service continuity indicator	(51)	(58)	(44)
Recovery of PIS/Pasep and Cofins (note 9)	—	1,428	—
Other operating revenues (j)	1,709	1,721	1,585
Deductions on revenue (k)	(11,722)	(12,351)	(12,314)
Net revenue	25,228	25,486	22,299
(1)	For more information, see note 9 from this financial statements.

Schedule of the supply of electricity by type of consumer

This table shows energy supply by type of customer:

	GWh (1)			R$
	2020	2019	2018	2020	2019	2018
Residential	10,981	10,538	10,267	9,875	9,668	8,658
Industrial	12,731	14,873	17,689	4,171	4,760	4,893
Commercial, services and others	8,571	9,335	8,380	4,979	5,439	4,683
Rural	3,766	3,795	3,615	2,190	2,058	1,794
Public authorities	714	905	871	522	654	575
Public lighting	1,243	1,357	1,384	550	614	585
Public services	1,362	1,373	1,316	722	725	646
Subtotal	39,368	42,176	43,522	23,009	23,918	21,834
Own consumption	34	38	41	—	—	—
Unbilled revenue	—	—	—	9	134	48
	39,402	42,214	43,563	23,018	24,052	21,882
Wholesale supply to other concession holders (2)	13,907	11,920	11,992	3,363	2,943	3,002
Wholesale supply unbilled, net	—	—	—	51	(67)	(12)
Total	53,309	54,134	55,555	26,432	26,928	24,872
(1)	Data not audited by external auditors.
(2)	Includes a CCEAR (Regulated Market Sales Contract), ‘bilateral contracts’ with other agents, and the revenues from management of generation assets (GAG) for the 18 hydroelectric plants of Lot D of Auction no 12/2015.

Schedule of revenue use distribution system

The total amount of energy transported, in MWh, is as follows:

	GWh (1)
	2020	2019
Industrial	18,612	17,723
Commercial	1,300	1,320
Rural	32	17
Concessionaires	315	341
Total	20,259	19,401
(1)	Data not reviewed by external auditors

Schedule of transmission concession contract

The margin defined for each performance obligation from the transmission concession contract is as follows:

	2020	2019	2018
Construction and upgrades revenue	201	312	138
Construction and upgrades costs	(147)	(220)	(96)
Margin	54	92	42
Mark-up (%)	36.73%	41.82%	43.75%
Operation and maintenance revenue	279	352	343
Operation and maintenance cost	(223)	(388)	(215)
Margin	56	(36)	128
Mark-up (%)	25,11%	(9.28%)	59.53%
(1)	The negative margin observed in 2019 related to the performance obligation to operate and maintain is due the recognition of the non-recurring tax provision, in the amount of R$135.

Schedule of other operating revenues
j)	Other operating revenues
	2020	2019	2018
Charged service	11	17	14
Services rendered	139	183	188
Subsidies (1)	1,395	1,266	1,136
Rental and leasing	164	189	90
Reimbursement for decontracted supply (2)	—	65	145
Other	—	1	12
	1,709	1,721	1,585
(1)	Includes the revenue recognized for the tariff subsidies applied to users of the distribution system, in accordance with the Decree n.7,891/2013, in the amount of R$1,035 in 2020 (R$1,079 in 2019). Includes the subsidies for sources that are subject to incentive, rural, irrigators, public services and the generation sources that are subject to the incentive; and also includes the tariff flag revenue in the amount of R$47 in 2020, recognized because of the creditor position assumed by the Company in CCRBT.
(2)	Reimbursement for suspension of energy supply –Renova.

Schedule of deductions from revenue
k)	Deductions on revenue

	2020	2019 (Restated)	2018 (Restated)
Taxes on revenue
ICMS	6,098	6,358	5,657
Cofins	2,214	2,408	2,549
PIS/Pasep	481	524	553
Others	5	7	8
	8,798	9,297	8,767
Charges to the customer
Global Reversion Reserve (RGR)	16	16	19
Energy Efficiency Program (PEE)	73	69	64
Energy Development Account (CDE)	2,443	2,448	2,603
Research and Development (R&D)	43	41	38
National Scientific and Technological Development Fund (FNDCT)	43	41	38
Energy System Expansion Research (EPE of MME)	21	20	19
Customer charges – Proinfa alternative sources program	39	52	40
Energy services inspection fee	35	30	26
Royalties for use of water resources	62	43	45
Customer charges – the ‘Flag Tariff’ system	149	294	655
	2,924	3,054	3,547
	11,722	12,351	12,314